Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents and Restricted Cash

Note 4. Cash and Cash Equivalents and Restricted Cash

As of December 31, 2011 and 2012, cash amounting to $58,622 and $46,088, respectively has been pledged as collateral to secure the long term debt (Note 12).

Cash restrictions as to withdrawal or usage related to the restricted cash as of December 31, 2012 were primarily due to office lease agreements and credit cards.